Equity and Remuneration to Shareholders - Summary of Equity Valuation Adjustments (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Miscellaneous equity [abstract]
Deemed cost of PP&E	R$ 639	R$ 685	R$ 720
Accumulated Other Comprehensive Income Variation in fair value of financial asset available for sale in jointly-controlled entity		37	18
Cumulative translation adjustments			63
Adjustments to actuarial liabilities - Employee benefits	(1,476)	(1,211)	(699)
Equity valuation adjustments	R$ (837)	R$ (489)	R$ 102